Variable Interest Entities (“VIEs”) (Tables)	12 Months Ended
Dec. 31, 2024
Variable Interest Entities (“VIEs”) [Abstract]
Schedule of Variable Interest Entities

Summarized below is the information related to former VIEs, including total assets, total current liabilities, total liabilities, net revenues, total operating costs and expenses, net income (loss) and cash flows after intercompany elimination are as follows:

	As of December 31,
	2023	2024
	RMB	RMB
Total assets	139,541	—
Total current liabilities	(39,996)	—
Total liabilities	(68,430)	—

	Year Ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Net revenues	141,086	122,880	123,593
Operating costs and expenses	67,788	100,957	92,617
Net income (loss)	(4,136)	(13,085)	20,870
Net cash generated from operating activities	98,715	3,754	1,618